FINANCIAL EXPENSES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of financial expenses, net
	Year Ended December 31,
	2023	2022			2021
Foreign currency transactions and other	$133		$22		$38
Interest Income	1,354		-		-
Bank commissions	(20)		(22)		(25)

	$1,467	$	*	)	$13